Consolidated Statements Of Shareholders' Equity - USD ($)	Common Stock	Additional Paid in Capital	Retained Deficit	Total
Beginning Balance, Shares at Dec. 31, 2012	173,911
Beginning Balance, Amount at Dec. 31, 2012	$ 16	$ 304,892		$ 304,908
Members contribution, Shares	422,345
Members contribution, Amount	$ 42	740,426		740,468
Net loss			$ (2,577,263)	(2,577,263)
Ending Balance, Shares at Dec. 31, 2013	596,256
Ending Balance, Amount at Dec. 31, 2013	$ 58	$ 1,045,318	(2,577,263)	(1,531,887)
Recapitalization, Shares	834
Recapitalization, Amount			(327,670)	(327,670)
Net loss			(4,181,890)	(4,181,890)
Ending Balance, Shares at Dec. 31, 2014	597,090
Ending Balance, Amount at Dec. 31, 2014	$ 58	$ 717,648	$ (6,759,153)	(6,041,447)	[1]
Net loss				(4,538,800)
Ending Balance, Amount at Sep. 30, 2015				$ (10,501,358)

[1]	Combined/Consolidated Balance Sheets of Peekay Boutiques, Inc. (fka Dico, Inc.) and Christals Acquisition, LLC and Subsidiaries at December 31, 2014